FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES
INCOME FUND


Dear Shareholder:

     The Flaherty & Crumrine/Claymore Preferred Securities Income Fund ("FFC") produced a total return on Net Asset Value ("NAV") of 3.6%(1) during the three month period ending August 31, 2004. Since the beginning of the fiscal year on December 1, 2003, the total return on NAV has been 4.3%.

     The NAV returns are consistent with our expectations for how the Fund should perform during periods of volatile long-term interest rates. As can be seen from the chart below, the yield on the 30 year U.S. Treasury bond has changed direction in each of the first three fiscal quarters of 2004 (changes in the value of the Fund's assets and hedge positions are closely correlated to the performance of this bond). The decline in rates during the first fiscal quarter contributed to strong returns for the period. The subsequent jump in rates during the second fiscal quarter resulted in negative returns for the period, as the Fund's hedges only partially offset the drop in value of the Fund's investment portfolio.

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

--------------------------------------------------------------------------------
YIELD ON LONG-TERM U.S. TREASURY BOND

Date       Yield
12/01/03   5.155%
12/05/03   5.047%
12/12/03   5.090%
12/19/03   4.959%
12/26/03   4.969%
01/02/04   5.170%
01/09/04   4.964%
01/16/04   4.892%
01/23/04   4.938%
01/30/04   4.965%
02/06/04   4.928%
02/13/04   4.916%
02/20/04   4.954%
02/27/04   4.855%
03/05/04   4.743%
03/12/04   4.707%
03/19/04   4.718%
03/26/04   4.771%
04/02/04   4.972%
04/09/04   5.028%
04/16/04   5.174%
04/23/04   5.246%
04/30/04   5.281%
05/07/04   5.462%
05/14/04   5.500%
05/21/04   5.460%
05/28/04   5.345%
06/04/04   5.461%
06/11/04   5.474%
06/18/04   5.374%
06/25/04   5.336%
07/02/04   5.205%
07/09/04   5.213%
07/16/04   5.121%
07/23/04   5.171%
07/30/04   5.203%
08/06/04   5.034%
08/13/04   5.008%
08/20/04   5.027%
08/27/04   5.016%
08/31/04   4.935%


--------------------------------------------------------------------------------


     As we began the most recent fiscal quarter, the Fund's hedge positions had appreciated significantly and were offsetting changes in value of the preferred portfolio almost dollar-for-dollar. Following the weakness in March and April we were unwilling to risk further declines in NAV, so we maintained the existing hedge position. If interest rates had continued to rise, the NAV of the Fund should have remained reasonably stable. That is exactly how the Fund's safety net hedging strategy is intended to work!

     Shortly after the start of the third quarter, long-term interest rates reversed course and began a steady DECLINE, despite the fact that the Federal Reserve began INCREASING short-term rates in June (for a more detailed discussion of the economic conditions driving interest rates, see the "3rd Quarter Economic Update" on the Fund's website: WWW.FCCLAYMORE.COM). As expected, the Fund's preferred securities appreciated throughout the period, while the hedge fell in value, dragging down overall performance. Initially this drag was substantial, but it lessened as rates continued to fall.

     The Fund also benefited from a modest, favorable move in the relationship between the Fund's preferred securities and U.S. Treasuries. Simply stated, the price of our preferreds rose by more than the price of corresponding Treasury bonds during the quarter. This was the opposite of conditions in the previous quarter.
--------------------------

     (1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice.

     NAV investment performance is comprised of principal change and income. The discussion to this point has focused on factors that impact the principal change. Let's turn to the other component of performance -- income. The Fund's investment portfolio continues to produce sufficient amounts of dividend and interest income to support the current monthly dividend. There are, however, some warning flags on the horizon.

     The Federal Reserve's present policy of raising short-term interest rates directly affects the Fund by increasing the cost of its leverage. The Fed's policy has been in place for some time now, and we have factored it into our management strategy. However, changes in long-term interest rates and the resulting impact on income are more difficult to plan for. If long-term interest rates rise, the Fund's hedges should appreciate and enable the Fund to purchase additional income-producing securities; this additional income should tend to offset the higher leverage expense.

     Things get more challenging if long-term rates decline. This so-called "bull flattening" scenario (short-term rates rise while long-term rates decline), initially puts a strain on distributable income. Once again, the cost of LEVERAGE goes up along with higher short-term rates, but now the income generated by the investment portfolio may at some point actually fall if issuers retire older preferred securities with relatively high coupons and replace them with new issues that pay a lower rate (the issuer is analogous to a homeowner refinancing a mortgage when interest rates drop).

     Fortunately, there is a bright side to this scenario -- as the yield curve flattens, the cost of the Fund's HEDGING strategy falls. The mathematics behind this are fairly complicated, but the concept is quite simple. Hedging a long-term security creates a package that closely resembles a short-term security. The market imposes a "charge" for this transformation, the amount of which is closely tied to the difference between long-term and short-term interest rates. The larger the difference, the more expensive it is to hedge. Therefore, the cost of hedging declines when the yield curve flattens and the interest rate differential shrinks. The benefits to the Fund don't materialize immediately, but they can be significant over time.

     Changes in investment income, leverage expense and the cost of hedging (as well as other factors like realized gains or losses) mean that setting the dividend rate entails both science and art. We carefully monitor all of these moving parts, and do our best to set a rate that is sustainable under current market conditions.

     Readers will notice some changes to the appearance of the information that follows. These changes are in accordance with recent changes to the SEC rules on shareholder reporting. The biggest change is the inclusion of a complete listing of the investment portfolio (previous reports for the Fund's first and third fiscal quarters did not include a portfolio listing). In addition, we've included a page entitled "Portfolio Overview" that contains a number of schedules summarizing important measures of the Fund's investments.

     We hope you will also continue to visit the Fund's web site at WWW.FCCLAYMORE.COM where a broad range of information about the Fund is updated regularly. We also encourage you to visit WWW.PREFERREDSTOCKGUIDE.COM. It contains useful information about most of the issues that make up the preferred securities universe.



           Sincerely,



           /S/DONALD F. CRUMRINE               /S/ROBERT M. ETTINGER

           Donald F. Crumrine                  Robert M. Ettinger
           Chairman of the Board               President

October 11, 2004

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                                 AUGUST 31, 2004
                                                              ------------------

FUND STATISTICS ON 8/31/04
-------------------------------------------

Net Asset Value                $    24.33

Market Price                   $    25.23

Premium/Discount                     3.70%

Yield on Market Price                8.20%

Common Shares
Outstanding                    42,291,252


MOODY'S RATINGS             % OF PORTFOLIO
-------------------------------------------
AAA                                   2.8%

AA                                    6.7%

A                                    36.1%

BBB                                  42.3%

BB                                    6.9%

Not Rated                             4.0%
-------------------------------------------
Below Investment Grade*               6.6%
* BELOW INVESTMENT GRADE BY BOTH MOODY'S AND
  S&P

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


INDUSTRY CATEGORIES        % OF PORTFOLIO
-------------------------------------------

Banks         34%
Utilities     27%
Financial
Services      17%
Insurance     14%
Other          4%
Oil and Gas    2%
REITs          2%



TOP 10 HOLDINGS BY ISSUER  % OF PORTFOLIO
-------------------------------------------
J.P. Morgan Chase                     5.6%

Lehman Brothers                       5.5%

Wachovia Corp                         3.9%

Zurich RegCaPS                        3.4%

Duke Energy                           3.1%

Bank of America                       3.0%

ACE Ltd.                              2.9%

Countrywide Financial                 2.7%

TXU Corp                              2.7%

GreenPoint Financial                  2.5%


                                                                                                     % OF PORTFOLIO**
---------------------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                              22%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)                          15%

---------------------------------------------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX  CATEGORIZATION  OF FUND
   DISTRIBUTIONS.  THESE  PERCENTAGES CAN, AND DO, CHANGE,  PERHAPS  SIGNIFICANTLY,
   DEPENDING  ON MARKET  CONDITIONS.  INVESTORS  SHOULD  CONSULT  THEIR TAX ADVISOR
   REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
PREFERRED SECURITIES -- 78.3%
               BANKING -- 34.2%
------------------------------------------------------------------------------------------------------------------------
      108,197  Abbey National Group, 7.375% Pfd. ................................................ $      2,891,565**(1)
       15,000  ABN AMRO Capital Fund Trust VII, 6.08% Pfd. ......................................          367,200**(1)
               ABN AMRO North America, Inc.:
        2,015    6.46% Pfd., 144A**** ...........................................................        2,115,619*
       12,301    6.59% Pfd., 144A**** ...........................................................       13,079,838*
  $17,500,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B ...............       21,944,037
       19,500  BAC Capital Trust III, 7.00% Pfd. ................................................          519,675
      954,000  BAC Capital Trust IV, 5.875% Pfd. ................................................       23,706,900
          600  BAC Capital Trust V, 7.00% Pfd. ..................................................           15,894
   $1,240,000  BankBoston Capital Trust I, 8.25% 12/15/26 Capital Security ......................        1,412,459
  $16,155,000  BankBoston Capital Trust II, 7.75% 12/15/26 Capital Security, Series B ...........       17,888,351
      478,100  Bank of New York Capital V, 5.95% Pfd. ...........................................       11,847,318
        7,000  Bank One Capital Trust I, 8.00% Pfd. .............................................          177,170
       51,000  Bank One Capital Trust VI, 7.20% Pfd. ............................................        1,354,305
     $500,000  BT Capital Trust B, 7.90% 01/15/27, Capital Security .............................          558,582(1)
   $5,000,000  Chase Capital I, 7.67% 12/01/26 Capital Security .................................        5,460,175
       62,900  Chase Capital VII, 7.00% Pfd., Series G ..........................................        1,590,741
      421,250  Chase Capital XI, 5.875% Pfd. 06/15/33 ...........................................       10,202,675
       18,800  Citigroup, Inc., 6.231% Pfd., Series H ...........................................          991,136*
      105,000  Cobank, ACB, 7.00% Pfd., 144A**** ................................................        5,687,325*
       27,900  Comerica (Imperial) Capital Trust I, 7.60% Pfd. ..................................          748,278
  $11,000,000  Cullen/Frost Capital Trust I, 8.42% 02/01/27 Capital Security, Series A ..........       12,468,170
   $2,500,000  Dime Capital Trust I, 9.33% Capital Security, Series A ...........................        2,961,800
   $5,600,000  First Chicago NBD Capital A, 7.95% 12/01/26 Capital Security, 144A**** ...........        6,224,260
     $875,000  First Chicago NBD Capital B, 7.75%, 12/01/26 Capital Security, 144A**** ..........          963,458
   $3,000,000  First Midwest Capital Trust I, 6.95% 12/01/33 Capital Security ...................        3,201,510
   $3,500,000  First Tennessee Capital Trust II, 6.30% 04/15/34 Capital Security, Series B ......        3,471,248
       62,600  Fleet Capital Trust VII, 7.20% Pfd. ..............................................        1,672,359
       86,500  Fleet Capital Trust VIII, 7.20% Pfd. .............................................        2,321,228
            2  FT Real Estate Securities Company, 9.50% Pfd., 144A**** ..........................        2,685,636
     $500,000  Great Western Finance Trust II, 8.206% 02/01/27 Capital Security, Series A .......          558,123
   33,550,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security ......................       38,723,913
  $23,725,000  HBOS Capital Funding LP, 6.85% Pfd. ..............................................       24,345,527(1)
        6,300  Household Capital Trust VI, 8.25% Pfd. ...........................................          171,455
  $12,497,000  J.P. Morgan Capital Trust I, 7.54% 01/15/27 Capital Security .....................       13,617,169
  $11,908,000  J.P. Morgan Capital Trust II, 7.95% 02/01/27 Capital Security ....................       13,313,501

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
               J.P. Morgan Chase & Co.:
       15,000    6.625% Pfd., Series H .......................................................... $        799,950*
      118,758    Adj. Rate Pfd. .................................................................        6,000,248*
      300,241    Adj. Rate Pfd., Series A .......................................................       27,622,172*
       23,800  Keycorp Capital V, 5.875% Pfd., Series A .........................................          573,342
  $12,595,000  KeyCorp Institutional Capital A, 7.826% 12/01/26 Capital Security, Series A ......       13,800,782
   $4,000,000  Lloyds TSB Bank PLC, Tier I, 6.90% 10/22/49 ......................................        4,156,720(1)
  $25,280,000  Marshall & Ilsley Capital Trust  A, 7.65% 12/01/26 Capital Security ..............       27,857,422
           20  Marshall & Ilsley Investment II, 8.875% Pfd., 144A**** ...........................        2,221,765
   $3,000,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security ......................        3,417,990
  $13,750,000  RBS Capital Trust B, 6.80% Pfd. ..................................................      14,150,538**(1)
  $15,600,000  Republic New York Capital I, 7.750% 11/15/26 Capital Security ....................       17,175,834(1)
  $17,127,000  Republic New York Capital II, 7.53% 12/04/26 Capital Security ....................       18,691,209(1)
               Roslyn Real Estate:
           10    8.95% Pfd., Pvt., Series C, 144A**** ...........................................        1,056,359
           30    Series D, Adj. Rate Pfd., 144A**** .............................................        3,022,500
               Royal Bank of Scotland Group PLC:
      739,000    5.75% Pfd., Series B ...........................................................        17,639,930**(1)
       80,000    6.40% Pfd., Series M ...........................................................         2,019,200**(1)
  $14,167,000  Union Planters Capital Trust, 8.20% 12/15/26 Capital Security ....................       15,885,032
           60  Union Planters Preferred Funding, 7.75% Pfd., Series 144A**** ....................        6,673,944
       23,500  VNB Capital Trust I, 7.75% Pfd. ..................................................          620,165
     $300,000  Wachovia Capital Trust V, 7.965% 06/01/27 Capital Security, 144A**** .............          335,379
   $2,217,200  Wachovia Preferred Funding, 7.25% Pfd., Series A .................................       61,438,612
  $20,750,000  Washington Mutual, Inc., 8.36% 12/01/26 Capital Security, 144A**** ...............       23,305,570
   $8,000,000  Webster Capital Trust II, 10.00% 04/01/27 Capital Security .......................        9,509,920
      365,000  Wells Fargo Capital Trust VII, 5.85% Pfd. ........................................        8,924,250
       45,000  Wells Fargo Capital Trust IX, 5.625% Pfd. ........................................        1,068,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                       537,226,183
                                                                                                  ----------------
               FINANCIAL SERVICES -- 13.7%
------------------------------------------------------------------------------------------------------------------------
       58,500  The Bear Stearns Companies Inc., 5.49% Pfd., Series G ............................        2,798,640*
       30,000  Corporate-Backed Trust Certificates, 7.75% Pfd., Series CIT ......................          808,950
  $15,459,000  Countrywide Capital I, 8.00% 12/15/26 Capital Security ...........................       16,654,444
    1,030,200  Countrywide Capital IV, 6.75% Pfd. ...............................................       26,275,251
               Fannie Mae:
      680,420    5.10% Pfd., Series E ...........................................................       30,646,117*
       96,300    5.125% Pfd. ....................................................................        4,396,577*

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
PREFERRED SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
       68,600  Freddie Mac, 5.79% Pfd. .......................................................... $      3,479,735*
      483,052  General Electric Capital Corporation, 5.875% Pfd. ................................       12,088,376
               Lehman Brothers Holdings, Inc.:
      295,000    5.67% Pfd., Series D ...........................................................       14,267,675*
       25,000    5.94% Pfd., Series C ...........................................................        1,245,625*
    1,569,750    6.50% Pfd., Series F ...........................................................       40,915,534*
      570,000  Lehman Capital Trust III, 6.375% Pfd., Series K ..................................       14,398,200
      138,975  Merrill Lynch Capital Trust V, 7.28% Pfd. ........................................        3,750,935
       10,000  Merrill Lynch Preferred Capital Trust IV, 7.12% Pfd. .............................          268,700
       64,300  Morgan Stanley Capital Trust II, 7.25% Pfd. ......................................        1,690,126
    1,074,900  Morgan Stanley Capital Trust III, 6.25% Pfd. .....................................       26,818,755
      202,000  Morgan Stanley Capital Trust IV, 6.25% Pfd. ......................................        5,082,320
        9,000  Morgan Stanley Capital Trust V, 5.75% Pfd. .......................................          212,220
      160,000  SLM Corporation, 6.97% Pfd., Series A ............................................        8,982,400*
-------------------------------------------------------------------------------------------------------------------
                                                                                                       214,780,580
                                                                                                  ----------------
               INSURANCE -- 13.4%
------------------------------------------------------------------------------------------------------------------------
    1,719,980  ACE Ltd., 7.80% Pfd., Series C ...................................................        46,293,262**(1)
  $16,551,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security ............................       18,977,459
       48,100  Corporate-Backed Trust Certificates, 8.00% Pfd., Series AON ......................        1,242,423
      106,000  Corts-AON Capital, 8.205% Pfd. ...................................................        2,849,810
       37,000  Corts-UnumProvident Corporation, 8.50% Pfd. ......................................          977,355
      142,300  Everest Re Capital Trust II, 6.20% Pfd., Series B ................................        3,393,143(1)
               ING Groep NV:
       36,000    7.05% Pfd. .....................................................................          946,800**(1)
      489,000    7.20% Pfd. .....................................................................       13,017,180**(1)
  $10,000,000  Mangrove Bay Passthru Trust, 6.102% 07/15/33 Capital Security, 144A**** ..........       10,206,450(1)
   $2,200,000  MMI Capital Trust I, 7.625% 12/15/27 Capital Security, Series B ..................        2,385,548
      270,989  PartnerRe Ltd., 6.75% Pfd., Series C .............................................        6,824,858**(1)
   $8,000,000  Provident Financing Trust I, 7.405% 03/15/38 Capital Security ....................        7,168,560
      332,235  Renaissancere Holding, 7.30% Pfd., Series B ......................................        8,761,037(1)
       94,900  Saturns-AON 2003-3, 8.00% Pfd. Series AON ........................................        2,513,426
       56,000  Saturns-SAFC 2001-7, 8.25% Pfd., Series SAFC .....................................        1,508,920
       22,390  St. Paul Capital Trust I, 7.60% Pfd. .............................................          592,216
   $8,075,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A**** ........................        9,557,409
  $16,750,000  USF&G Capital I, 8.50% 12/15/45 Capital Security, 144A**** .......................       20,251,671
       15,000  XL Capital Ltd., 7.625% Pfd., Series B ...........................................          408,825**(1)

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
      --------------------------------------------------------------------------


SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE  -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
               Zurich RegCaPS Funding Trust:
       19,525    6.01% Pfd., 144A**** ........................................................... $     19,827,638*
       31,900    6.58% Pfd., 144A**** ...........................................................       33,052,547*
-------------------------------------------------------------------------------------------------------------------
                                                                                                       210,756,537
                                                                                                  ----------------
               UTILITIES -- 12.5%
------------------------------------------------------------------------------------------------------------------------
   $3,750,000  AGL Capital Trust, 8.17% 06/01/37 Capital  Security ..............................        4,201,462
      275,000  Alabama Power Company, 5.30% Pfd. ................................................        6,635,750*
        6,146  Appalachian Power Company, 5.92% Sinking Fund Pfd. ...............................          618,042*
       10,000  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ........................        1,047,800*
       50,000  Baltimore Gas & Electricity, 7.125% Pfd., Series 1993 ............................        5,255,500*
       35,000  Central Maine Power, 5.25% Pfd., Pvt. ............................................        3,262,525*
   $8,700,000  COMED Financing II, 8.50% 01/15/27 Capital Security, Series B ....................        9,886,071
  $20,395,000  COMED Financing III, 6.35% 03/15/33 Capital Security .............................       20,511,761
       23,883  Delmarva Power & Light, 5.00% Pfd. ...............................................        2,310,083*
       50,000  Dominion CNG Cap Trust I, 7.80% Pfd. .............................................        1,335,000
   $3,000,000  Dominion Resources Capital Trust  I, 7.83% 12/01/27 Capital Security .............        3,317,970
               Duke Energy Corporation:
       85,385    4.50% Pfd., Pvt., Series C .....................................................        7,262,848*
       59,662    7.04% Pfd., Series Y ...........................................................        6,161,891*
       51,331    7.85% Pfd., Series S ...........................................................        5,324,308*
       96,450  Duquesne Light Company, 6.50% Pfd. ...............................................        4,965,246*
       67,700  Energy East Capital Trust I, 8.25% Pfd. ..........................................        1,803,190
               Entergy Arkansas, Inc.:
       10,240    4.56% Pfd., Series 1965 ........................................................          804,762*
        5,692    7.40% Pfd. .....................................................................          592,680*
       11,675  Entergy Louisiana, Inc., 8.00% Pfd., Series 92 ...................................          294,677*
      105,000  Entergy Louisiana Capital I, 9.00% Pfd., Series A ................................        2,709,000
               Florida Power Company:
       49,750    4.40% Pfd. .....................................................................        4,125,768*
       37,088    4.58% Pfd. .....................................................................        3,217,013*
       21,585    4.60% Pfd. .....................................................................        1,871,420*
       60,000  FPC Capital I, 7.10% Pfd., Series A ..............................................        1,510,200
       12,442  Great Plains Energy, Inc., 4.20% Pfd. ............................................          907,146*
        5,000  Gulf Power Capital Trust III, 7.375% Pfd. ........................................          132,725
  $17,262,000  Houston Light & Power, Capital Trust II, 8.257%, 02/01/37 Capital Security .......       18,227,982

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
               Indiana Michigan Power Company:
        4,342    5.90% Sinking Fund Pfd. ........................................................ $        432,745*
       25,999    6.875% Sinking Fund Pfd. .......................................................        2,591,190*
      119,805  Indianapolis Power & Light Company, 5.65% Pfd. ...................................       10,833,367*
               Interstate Power & Light Company:
      110,000    7.10% Pfd., Series C ...........................................................        2,949,100*
       11,000    8.375% Pfd., Series B ..........................................................          350,240*
       15,017  Kentucky Energy Corp., 4.75% Pfd. ................................................        1,297,093*
       32,300  Laclede Capital Trust I, 7.70% Pfd. ..............................................          859,180
        5,000  Northern Indiana Public Service Company, Adj. Rate Pfd., Series A ................          257,625*
        3,800  OGE Energy Capital Trust  I, 8.375%  Pfd. ........................................           98,344
               Pacific Enterprises:
        4,550    $4.40 Pfd. .....................................................................          369,164*
        4,510    $4.50 Pfd. .....................................................................          374,240*
       23,085    $4.75 Pfd., Series 53 ..........................................................        2,022,015*
        3,500  PacifiCorp, $7.48 Sinking Fund Pfd. ..............................................          366,310*
   $2,337,000  PECO Energy Capital Trust III, 7.38% 04/06/28, Capital Security, Series D ........        2,647,470
  $17,000,000  PECO Energy Capital Trust IV, 5.75% 06/15/33 Capital Security ....................       15,996,320
       13,061  Portland General Electric, 7.75% Sinking Fund Pfd. ...............................        1,357,169*
       65,488  Potomac Electric Power Company, $3.40 Sinking Fund Pfd. ..........................        3,279,966*
      215,750  PSEG Funding Trust II, 8.75% Pfd. ................................................        5,942,834
       19,646  Public Service Electric & Gas, 4.30% Pfd., Series C ..............................        1,534,156*
   $6,000,000  Puget Capital Trust, 8.231% 06/01/27 Capital Security, Series B ..................        6,620,580
       42,000  Savannah Electric & Gas Company, 6.00% Pfd. ......................................        1,137,780*
      160,000  Southern Union Company, 7.55% Pfd. ...............................................        4,378,400*
       34,252  TXU US Holdings Company, $4.00 Pfd., Series TES ..................................        2,453,813*
   $2,500,000  Union Electric Company, 7.69% 12/15/36 Capital Security, Series A ................        2,769,125
               Virginia Electric & Power Company:
       14,985    $4.12 Pfd. .....................................................................        1,216,183*
       21,684    $4.80 Pfd. .....................................................................        2,050,222*
       78,700  Virginia Power Capital Trust, 7.375% Pfd. 07/30/42 ...............................        2,108,767
       15,000  Wisconsin Power & Light Company, 6.20% Pfd. ......................................        1,540,650*
               Xcel Energy, Inc.:
        7,110    $4.10 Pfd., Series C ...........................................................          520,310*
       10,210    $4.11 Pfd., Series D ...........................................................          742,522*
-------------------------------------------------------------------------------------------------------------------
                                                                                                       197,389,700
                                                                                                  ----------------
               OIL AND GAS -- 1.9%
------------------------------------------------------------------------------------------------------------------------
       13,200  EOG Resources, Inc., 7.195% Pfd., Series B .......................................       14,449,578*
  $13,315,000  Phillips 66 Capital Trust II, 8.00% 01/15/37 Capital Security ....................       15,121,246
-------------------------------------------------------------------------------------------------------------------
                                                                                                        29,570,824
                                                                                                  ----------------

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
      --------------------------------------------------------------------------


SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
PREFERRED SECURITIES -- (CONTINUED)
               REAL ESTATE INVESTMENT TRUST (REIT) -- 2.0%
------------------------------------------------------------------------------------------------------------------------
               AMB Property Corporation:
       54,405    6.50% Pfd., REIT, Series L ..................................................... $      1,302,728
       30,000    6.75% Pfd., REIT, Series M .....................................................          740,700
      160,000  BRE Properties, Inc., 6.75% Pfd., REIT, Series C .................................        3,912,000
       19,100  Equity Office Property Trust, 7.75% Pfd., REIT, Series G .........................          509,970
       51,000  Equity Residential Properties, 8.29% Pfd., REIT, Series K ........................        3,125,025
               Health Care Property Investment:
      160,000    7.10% Pfd., REIT, Series F .....................................................        4,056,800
       25,000    7.25% Pfd., REIT, Series E .....................................................          639,875
               PS Business Parks, Inc.:
      133,000    6.875% Pfd., REIT, Series I ....................................................        3,130,820
       75,000    7.60% Pfd., REIT, Series L .....................................................        1,901,250
       60,000    7.95% Pfd., REIT, Series K .....................................................        1,562,100
               Public Storage, Inc.:
       14,700    7.625% Pfd., REIT, Series U ....................................................          390,873
       18,000    8.00% Pfd., REIT, Series R .....................................................          483,570
      232,000  Regency Centers Corporation, 7.25% Pfd., REIT ....................................        5,866,120
      162,000  Weingarten Realty Investment, 6.95% Pfd., REIT ...................................        4,151,250
-------------------------------------------------------------------------------------------------------------------
                                                                                                        31,773,081
                                                                                                  ----------------
               MISCELLANEOUS INDUSTRIES -- 0.6%
------------------------------------------------------------------------------------------------------------------------
       21,500  Delphi Trust I, 8.25% Pfd. .......................................................          572,437
      100,000  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ..............................        8,315,000*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         8,887,437
                                                                                                  ----------------
               TOTAL PREFERRED SECURITIES
                 (Cost $1,193,042,325)                                                               1,230,384,342
                                                                                                  ----------------

CORPORATE DEBT SECURITIES -- 15.0%
               BANKING -- 0.2%
------------------------------------------------------------------------------------------------------------------------
   $2,500,000  Citigroup, Inc., 6.00% 10/31/33 ..................................................        2,528,675
-------------------------------------------------------------------------------------------------------------------
                                                                                                         2,528,675
                                                                                                  ----------------
               FINANCIAL SERVICES -- 2.8%
------------------------------------------------------------------------------------------------------------------------
       47,000  Corp-Backed Trust Certificates, 5.80% Series Goldman Sachs .......................        1,137,870
  $25,000,000  General Motors Acceptance Corporation, 8.00% 11/01/31, Senior Bonds ..............       25,884,875
               Lehman Brothers:
   $5,000,000    Guaranteed Note, Variable Rate, 12/16/16, 144A**** .............................        5,025,000
   $9,593,000    Guaranteed Note, Variable Rate, 10/15/15, 144A**** .............................       10,132,606

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
   $2,200,000  Morgan Stanley Finance, 8.03% 02/28/17, Capital Units ............................ $      2,439,382
-------------------------------------------------------------------------------------------------------------------
                                                                                                        44,619,733
                                                                                                  ----------------
               INSURANCE -- 0.8%
------------------------------------------------------------------------------------------------------------------------
      239,000  Delphi Financial, 8.00% 05/15/33, Senior Notes ...................................        6,344,255
   $4,400,000  Oneamerica Financial Partners, 7.00% 10/15/33 144A**** ...........................        4,506,964
   $1,000,000  UnumProvident Corporation, 7.25% 03/15/28, Senior Notes ..........................          950,785
-------------------------------------------------------------------------------------------------------------------
                                                                                                        11,802,004
                                                                                                  ----------------
               OIL AND GAS -- 0.4%
------------------------------------------------------------------------------------------------------------------------
      238,261  Nexen, Inc., 7.35% Subordinated Notes ............................................        6,190,021(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         6,190,021
                                                                                                  ----------------
               UTILITIES -- 10.4%
------------------------------------------------------------------------------------------------------------------------
  $32,000,000  AEP Texas Central Company, 6.65% 02/15/33, Senior Notes, Series E ................       34,469,760
  $19,000,000  Constellation Energy Group, 7.60% Pfd., 04/1/32, Senior Notes ....................       22,026,795
   $1,000,000  DTE Energy Company, 6.375% 04/15/33, Senior Notes ................................        1,004,995
               Duke Capital Corporation:
  $11,179,000    6.75% 02/15/32, Senior Notes ...................................................       11,701,842
  $10,000,000    8.00% 10/01/19 Senior Notes ....................................................       11,804,550
   $5,000,000  Entergy Gulf States, Inc., 6.20% 07/01/33, 1st Mortgage ..........................        4,929,300
       16,500  Entergy Mississippi, Inc., 7.25%, 1st Mortgage ...................................          435,352
               Georgia Power Company:
      567,015    5.90% 04/15/33, Senior Notes ...................................................       14,141,354
      125,000    6.00% 10/15/33, Senior Notes ...................................................        3,145,625
      125,000    6.00% 08/15/44, Senior Notes ...................................................        3,165,000
   $3,000,000  Indianapolis Power & Light Company, 6.60% 01/01/34, 1st Mortgage, 144A**** .......        3,175,125
       40,000  Northern States Power Company, 8.00% .............................................        1,104,000
  $10,000,000  Oncor Electric Delivery Company, 7.25% 01/15/33, Secured .........................       11,652,750
  $18,268,000  PSEG Power  LLC, 8.625% 04/15/31 .................................................       23,187,755
  $10,250,000  TXU U.S. Holdings Company, 7.00% 03/15/13 ........................................       11,516,029
   $6,000,000  Wisconsin Electric Power Company, 6.875% 12/01/95 ................................        6,675,360
-------------------------------------------------------------------------------------------------------------------
                                                                                                       164,135,592
                                                                                                  ----------------
               MISCELLANEOUS -- 0.4%
------------------------------------------------------------------------------------------------------------------------
     $390,000  BellSouth Telecommunication, 7.00% 12/01/95 ......................................          419,459
   $5,000,000  Ford Motor Company, 7.45%  07/16/31 ..............................................        4,902,075

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               MISCELLANEOUS -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
       30,000  Maytag Corporation, 7.875% 08/01/31 .............................................. $        795,900
-------------------------------------------------------------------------------------------------------------------
                                                                                                         6,117,434
                                                                                                  ----------------
               TOTAL CORPORATE DEBT SECURITIES
                 (Cost $221,638,140) ............................................................      235,393,459
                                                                                                  ----------------

COMMON STOCK AND CONVERTIBLE SECURITIES -- 4.1%
               INSURANCE -- 0.2%
------------------------------------------------------------------------------------------------------------------------
       20,000  Hartford Financial Services, 7.00% Mandatory Convertible, 08/16/06 ...............        1,208,300
       45,000  UnumProvident Corporation, 8.25% Mandatory Convertible, 05/16/06 .................        1,496,475
       54,000  XL Capital Ltd., 6.50% Mandatory Convertible, 05/15/07 ...........................        1,281,150(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         3,985,925
                                                                                                  ----------------
               UTILITIES -- 3.7%
------------------------------------------------------------------------------------------------------------------------
      170,700  Ameren Corporation, 9.75%, Mandatory Convertible, 05/15/05 .......................        4,701,931
      125,000  American Electric Power, 9.25%, Mandatory Convertible, 8/16/05 ...................        5,573,125
      300,000  Duke Energy Corporation ..........................................................        6,646,500*
      324,300  FPL Group, Inc., 8.50%, Mandatory Convertible, Series A 02/16/05 .................       18,674,816
      100,000  Keyspan Corporation, 8.75%, Mandatory Convertible, 05/16/05 ......................        5,212,500
      365,000  TXU Corporation, 8.75%, Mandatory Convertible, 11/16/05 ..........................       16,682,325
-------------------------------------------------------------------------------------------------------------------
                                                                                                        57,491,197
                                                                                                  ----------------

               MISCELLANEOUS -- 0.2%
------------------------------------------------------------------------------------------------------------------------
       65,000  Alltel Corporation, 7.75% Pfd. Mandatory Convertible, 05/17/05 ...................        3,344,575
-------------------------------------------------------------------------------------------------------------------
                                                                                                         3,344,575
                                                                                                  ----------------
               TOTAL COMMON STOCK AND CONVERTIBLE SECURITIES
                 (Cost $53,073,434) .............................................................       64,821,697
                                                                                                  ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
OPTION CONTRACTS -- 0.1%
       10,500  October Put Options on December U.S. Treasury Bond Futures, Expiring 9/25/04 ..... $      1,078,125+
-------------------------------------------------------------------------------------------------------------------
               TOTAL OPTIONS CONTRACTS
                 (Cost $8,330,949) ..............................................................        1,078,125

MONEY MARKET FUND -- 1.8%
   28,885,432  BlackRock Provident Institutional, TempFund ......................................       28,885,432
-------------------------------------------------------------------------------------------------------------------
               TOTAL MONEY MARKET FUND
                 (Cost $28,885,432) .............................................................       28,885,432
                                                                                                  ---------------

 TOTAL INVESTMENTS (Cost $1,504,970,280***) ..............................             99.3%      $  1,560,563,055
 OTHER ASSETS AND LIABILITIES (NET) ......................................              0.7%            10,468,275
                                                                                     -------      ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK ..........            100.0%++    $  1,571,031,330
                                                                                      ------       ----------------
 AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE .........................................     (542,000,000)
 ACCUMULATED UNDECLARED DISTRIBUTIONS TO AMPS ...................................................         (213,655)
                                                                                                  ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ..................................................... $  1,028,817,675
                                                                                                  =================


-----------------------------
     * Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
    ** Securities distributing Qualified Dividend Income only.
   *** Aggregate cost of securities held.
  **** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
   (1) Foreign issuer.
    +  Non-income producing.
   ++  The percentage shown for each investment category is the total value of that  category as a percentage  of net assets  available to Common and Preferred Stock.

       ABBREVIATIONS:
REIT   -- Real Estate Investment Trust
PFD.   -- Preferred Securities
PVT.   -- Private Placement Securities
          Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                                  FINANCIAL DATA
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
      --------------------------------------------------------------------------

                                                          TOTAL                                         DIVIDEND
                                                        DIVIDENDS       NET ASSET        NYSE         REINVESTMENT
                                                          PAID            VALUE      CLOSING PRICE      PRICE(1)
                                                        ---------      ----------    -------------    ------------
December 16, 2003 ..................................    $0.1725          $24.90          $26.42          $25.10
December 31, 2003 Extra ............................     0.9000           25.12           26.76           25.42
January 31, 2004 ...................................     0.1725           25.49           26.67           25.49
February 29, 2004 ..................................     0.1725           25.61           27.07           25.72
March 31, 2004 .....................................     0.1725           25.69           27.66           26.28
April 30, 2004 .....................................     0.1725           24.49           24.45           24.46
May 31, 2004 .......................................     0.1725           24.00           24.49           24.00
June 30, 2004 ......................................     0.1725           23.65           23.60           23.72
July 31, 2004 ......................................     0.1725           23.86           24.67           23.86
August 31, 2004 ....................................     0.1725           24.33           25.23           24.33

--------------------
 (1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated STATEMENT OF CHANGES IN NET ASSETS AVAILABLETOCOMMONSTOCK(1)
FOR THE PERIOD FROM DECEMBER 1, 2003 THROUGH AUGUST 31, 2004 (UNAUDITED)
------------------------------------------------------------------------

                                                                                                              VALUE
                                                                                                             (000'S)
                                                                                                            --------

OPERATIONS:
------------------------------------------------------------------------------------------------------------------------

     Net investment income ........................................................................    $      65,563
     Net realized loss on investments sold during the period ......................................          (24,277)
     Change in net unrealized appreciation of investments held during the period. .................            6,743
     Distributions to Auction Market Preferred Stock (AMPS) Shareholders from net
         investment income, including changes in accumulated undeclared distributions .............           (5,201)
                                                                                                       -----------------
         NET INCREASE IN NET ASSETS FROM OPERATIONS ...............................................           42,828

DISTRIBUTIONS:
------------------------------------------------------------------------------------------------------------------------
     Dividends paid from net investment income to Common Stock Shareholders (2) ...................          (66,523)
     Distributions paid from net realized capital gains to Common Stock Shareholders ..............          (35,769)
                                                                                                       -----------------
         TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .........................................         (102,292)

FUND SHARES TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------------
     Increase from Common Stock Transactions ......................................................           29,830
                                                                                                       -----------------
         NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ..................................           29,830


NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE
                                                                                                       -----------------
     PERIOD                                                                                                  (29,634)
                                                                                                       =================



NET ASSETS AVAILABLE TO COMMON STOCK:
------------------------------------------------------------------------------------------------------------------------
     Beginning of period                                                                                   1,058,452
     Net decrease during the period                                                                          (29,634)
                                                                                                       -----------------
     End of period                                                                                     $   1,028,818
                                                                                                       =================
--------------------------------------------------------

(1) These tables  summarize  the nine months ended August 31, 2004 and should be read in conjunction  with the Fund's  audited financial  statements,  including footnotes,  in its Annual Report dated  November 30, 2003.
(2) Includes  income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                         FINANCIAL HIGHLIGHTS(1)
     FOR THE PERIOD FROM  DECEMBER 1, 2003 THROUGH  AUGUST 31, 2004  (UNAUDITED)
                           FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
                           -----------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period ..............................                     $       25.74
                                                                                             -------------
INVESTMENT OPERATIONS:
     Net investment income ...............................................................            1.55
     Net realized loss and unrealized depreciation on investments ........................           (0.42)

DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
     From net investment income ..........................................................           (0.12)
     From net realized capital gains .....................................................             --
                                                                                             -------------
     Total from investment operations ....................................................            1.01
                                                                                             -------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
     From net investment income ..........................................................           (1.57)
     From net realized capital gains .....................................................           (0.85)
                                                                                             -------------
     Total distributions to Common Shareholders ..........................................           (2.42)
                                                                                             -------------
     Net asset value, end of period ......................................................   $       24.33
                                                                                             =============
     Market value, end of period .........................................................   $       25.23
                                                                                             =============
     Common shares outstanding, end of period ............................................      42,291,252
                                                                                             =============

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income + .............................................................            7.74%**
     Operating expenses ..................................................................            1.15%**
--------------------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate ..........................................                                 19%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's) ..   $   1,571,031
     Ratio of operating expenses to total average net assets available to Common and
         Preferred Stock .................................................................            0.75%**

(1) These tables  summarize  the nine months ended August 31, 2004 and should be read in conjunction  with the
    Fund's  audited  financial  statements,  including footnotes,  in its Annual  Report dated  November  30,  2003.
*   Auction  Market Preferred Stock.
**  Annualized.
*** Not annualized.
+   The net investment income ratios reflect income net of operating  expenses and payments  to  AMPS*  Shareholders.
++  Information   presented  under  heading Supplemental Data includes AMPS*.
------------------------------------------------------------------------------------------------------------------

[BEGIN SIDEBAR]
DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Nicholas Dalmaso
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick, CFA
     Chief Financial Officer,
     Vice President, Treasurer
     and Secretary
   Peter C. Stimes, CFA
     Chief Compliance
     Officer and Vice President
   Nicholas Dalmaso
     Vice President
   Bradford S. Stone
     Vice President
   Laurie Lodolo
     Assistant Compliance Officer,
     Assistant Treasurer and
     Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
  CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND?
   o If your shares are held in a brokerage
     Account, contact your broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI
               02940-3027
               1-800-331-1710
THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.
[END SIDEBAR]

                               [GRAPHIC OMITTED]
                                   LIGHTHOUSE

                          FLAHERTY & CRUMRINE/CLAYMORE
                          ============================
                              PREFERRED SECURITIES
                                  INCOME FUND

                                    QUARTERLY
                                     REPORT

                                 AUGUST 31, 2004

                          web site: www.fcclaymore.com